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[LOGO] American Funds/R/                 The right choice for the long term(R)

GLOBAL DISCOVERY FUND                       American Funds Insurance Series(R)

SUMMARY PROSPECTUS                                 CLASS 1 SHARES  MAY 1, 2010

 BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S PROSPECTUS AND STATEMENT
 OF ADDITIONAL INFORMATION, WHICH CONTAIN MORE INFORMATION ABOUT THE FUND AND
 ITS RISKS. YOU CAN FIND THE FUND'S PROSPECTUS, STATEMENT OF ADDITIONAL
 INFORMATION AND OTHER INFORMATION ABOUT THE FUND ONLINE AT
 WWW.AMERICANFUNDS.COM/AFIS. YOU CAN ALSO GET THIS INFORMATION AT NO COST BY
 CALLING 800/421-9900, EXT. 65413 OR BY SENDING AN E-MAIL REQUEST TO
 AFISCLASS1@AMERICANFUNDS.COM. THE CURRENT PROSPECTUS AND STATEMENT OF
 ADDITIONAL INFORMATION, DATED MAY 1, 2010, ARE INCORPORATED BY REFERENCE INTO
 THIS SUMMARY PROSPECTUS.

INVESTMENT OBJECTIVE

The investment objective of the fund is long-term growth of capital. Current income is a secondary consideration.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  0.58%
Other expenses.........................................................  0.03
Total annual fund operating expenses...................................  0.61

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $62    $195    $340     $762

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 60% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund seeks to achieve its objective by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy. In implementing this strategy the fund may invest in any company, provided that the fund's investment adviser determines that the company could participate and thrive in the new economy.

                                                                             ---
AMERICAN FUNDS INSURANCE SERIES  GLOBAL DISCOVERY FUND / SUMMARY PROSPECTUS  1
                                                                             ---


In pursuing its investment objective, the fund invests primarily in common stocks that the investment adviser believes have the potential for growth. The fund also invests in common stocks with the potential to pay dividends. The fund may invest a significant portion of its assets in securities of issuers domiciled outside the United States, including securities of issuers in countries with developing economies and/or markets. The fund expects to be invested in numerous countries around the world.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

MARKET RISKS -- The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

GROWTH STOCK RISKS -- The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

CONCENTRATION RISKS -- The fund may be subject to additional risks because it invests in a more limited group of sectors and industries than the broad market.

RISKS OF INVESTING OUTSIDE THE U.S. -- Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

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2   GLOBAL DISCOVERY FUND / SUMMARY PROSPECTUS  AMERICAN FUNDS INSURANCE SERIES
----


INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. The Lipper
Multi-Cap Growth Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund and the Global
Service and Information Index reflects the market sectors and securities in which the fund primarily invests. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                    [CHART]

  2002       2003       2004       2005      2006      2007      2008     2009
-------     ------     ------     ------    ------    ------   -------    ----
-21.41%     37.41%     10.72%     11.07%    17.66%    17.55%   -45.02%   51.49%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   24.89% (quarter ended June 30, 2009)
LOWEST   -24.97% (quarter ended December 31, 2008)

For periods ended December 31, 2009:

                                                                                       LIFETIME
                                                                                      (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                                           1 YEAR 5 YEARS INCEPTION)
------------------------------------------------------------------------------------------------

Fund (inception date -- 7/5/01)                                        51.49%  5.05%     4.29%
S&P 500 (reflects no deduction for fees, expenses or taxes)            26.47   0.42      0.87
Lipper Multi-Cap Growth Funds Index (reflects no deduction for fees
 or taxes)                                                             39.17   1.49      0.28
Global Service and Information Index (reflects no deduction for fees,
 expenses or taxes)                                                    30.13   0.15      0.77

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

-----------------------------------------------------------------------------------------------------------------------
PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-----------------------------------------------------------------------------------------------------------------------

   GORDON CRAWFORD                      5 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
   MARK E. DENNING                      5 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
   CLAUDIA P. HUNTINGTON                9 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------

                                                                             ---
AMERICAN FUNDS INSURANCE SERIES  GLOBAL DISCOVERY FUND / SUMMARY PROSPECTUS  3
                                                                             ---


TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

INAFIP-474-0510P Litho in USA CGD/8024                                      Investment Company File No. 811-3857
-----------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds  Capital Research and Management  Capital International  Capital Guardian  Capital Bank and Trust

----
4   GLOBAL DISCOVERY FUND / SUMMARY PROSPECTUS  AMERICAN FUNDS INSURANCE SERIES
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[LOGO] American Funds/R/                 The right choice for the long term(R)

GLOBAL DISCOVERY FUND                       American Funds Insurance Series(R)

SUMMARY PROSPECTUS                                 CLASS 2 SHARES  MAY 1, 2010

 BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S PROSPECTUS AND STATEMENT
 OF ADDITIONAL INFORMATION, WHICH CONTAIN MORE INFORMATION ABOUT THE FUND AND
 ITS RISKS. YOU CAN FIND THE FUND'S PROSPECTUS, STATEMENT OF ADDITIONAL
 INFORMATION AND OTHER INFORMATION ABOUT THE FUND ONLINE AT
 WWW.AMERICANFUNDS.COM/AFIS. YOU CAN ALSO GET THIS INFORMATION AT NO COST BY
 CALLING 800/421-9900, EXT. 65413 OR BY SENDING AN E-MAIL REQUEST TO
 AFISCLASS2@AMERICANFUNDS.COM. THE CURRENT PROSPECTUS AND STATEMENT OF
 ADDITIONAL INFORMATION, DATED MAY 1, 2010, ARE INCORPORATED BY REFERENCE INTO
 THIS SUMMARY PROSPECTUS.

INVESTMENT OBJECTIVE

The investment objective of the fund is long-term growth of capital. Current income is a secondary consideration.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold an interest in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
 PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                            CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  0.58%
Distribution and/or service (12b-1) fees...............................  0.25
Other expenses.........................................................  0.03
Total annual fund operating expenses...................................  0.86

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $88    $274    $477    $1,061

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 60% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund seeks to achieve its objective by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy. In implementing this strategy the fund may invest in any company, provided that the fund's investment adviser determines that the company could participate and thrive in the new economy.

In pursuing its investment objective, the fund invests primarily in common stocks that the investment adviser believes have the potential for growth. The fund also invests in common stocks with the potential to pay dividends. The fund may invest a significant portion of its assets in securities of issuers domiciled outside the United States, including securities of issuers in countries with developing economies and/or markets. The fund expects to be invested in numerous countries around the world.

                                                                              ---
AMERICAN FUNDS INSURANCE SERIES   GLOBAL DISCOVERY FUND / SUMMARY PROSPECTUS  1
                                                                              ---


The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

MARKET RISKS -- The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

GROWTH STOCK RISKS -- The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

CONCENTRATION RISKS -- The fund may be subject to additional risks because it invests in a more limited group of sectors and industries than the broad market.

RISKS OF INVESTING OUTSIDE THE U.S. -- Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. The Lipper
Multi-Cap Growth Funds Index includes mutual funds that disclose investment objectives that are reasonably comparable to those of the fund and the Global
Service and Information Index reflects the market sectors and securities in which the fund primarily invests. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                     [CHART]

 2002      2003      2004       2005        2006       2007      2008      2009
------    ------    ------      ------     ------     ------    -------   ------
-21.67%    37.11%   10.43%      10.80%     17.41%     17.22%    -45.09%   50.91%

----
2   GLOBAL DISCOVERY FUND / SUMMARY PROSPECTUS  AMERICAN FUNDS INSURANCE SERIES
----


The fund's highest/lowest quarterly results during this time period were:

HIGHEST   24.72% (quarter ended June 30, 2009)
LOWEST   -24.93% (quarter ended December 31, 2008)

For periods ended December 31, 2009:

                                                                                       LIFETIME
                                                                                      (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                                           1 YEAR 5 YEARS INCEPTION)
------------------------------------------------------------------------------------------------

Fund (inception date -- 7/5/01)                                        50.91%  4.79%     4.03%
S&P 500 (reflects no deduction for fees, expenses or taxes)            26.47   0.42      0.87
Lipper Multi-Cap Growth Funds Index (reflects no deduction for fees
 or taxes)                                                             39.17   1.49      0.28
Global Service and Information Index (reflects no deduction for fees,
 expenses or taxes)                                                    30.13   0.15      0.77

MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
-----------------------------------------------------------------------------------------------------------------------

   GORDON CRAWFORD                      5 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
   MARK E. DENNING                      5 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------
   CLAUDIA P. HUNTINGTON                9 years              Senior Vice President - Capital Research Global Investors
-----------------------------------------------------------------------------------------------------------------------

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

INAFIP-574-0510P Litho in USA CGD/8024                                      Investment Company File No. 811-3857
-----------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds  Capital Research and Management  Capital International  Capital Guardian  Capital Bank and Trust

                                                                             ---
AMERICAN FUNDS INSURANCE SERIES  GLOBAL DISCOVERY FUND / SUMMARY PROSPECTUS  3
                                                                             ---